Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents
	December 31,
	2023	2022
	$	$
Cash on hand and balances with banks	34,016	50,611
	34,016	50,611